                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/04


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)



PAR
AMOUNT
(000)     DESCRIPTION                                                                             COUPON    MATURITY        VALUE
          MUNICIPAL BONDS    159.7%
          CALIFORNIA    147.8%
$ 2,000   A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                                             *  08/01/21      $ 840,520
  1,610   A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                                             *  08/01/22        635,354
  1,000   Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp Med Ctr (AMBAC Insd)           5.875% 12/01/19      1,122,170
  1,000   Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen Manor Sr Citizens
          (CA MTG Insd)                                                                              6.100  02/15/25      1,046,480
  1,000   Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd Dominion Ser A Rfdg
          (AMT) (Asset Gty Insd)                                                                     6.400  08/15/30      1,086,200
  1,000   Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd Dominion Ser B Rfdg
          3 (Asset Gty Insd)                                                                         6.250  08/15/30      1,088,430
  1,485   Anaheim, CA City Sch Dist Election 2002 (FGIC Insd)                                        5.375  08/01/20      1,593,999
  2,000   Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area Ser D                           5.000  04/01/17      2,098,040
  2,500   Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA Insd)                                 5.250  06/01/12      2,775,375
  1,390   Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA Insd)                              5.500  08/01/19      1,504,202
  1,510   Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA Insd)                              5.500  08/01/20      1,629,305
  2,000   Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A (AMBAC Insd)                    5.250  12/01/19      2,140,740
  1,500   Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A (AMBAC Insd)                    5.250  12/01/23      1,573,815
  1,000   California Edl Fac Auth Rev Pooled College & Univ Proj Ser B                               6.750  06/01/30      1,071,970
  1,000   California Edl Fac Auth Rev Pooled College & Univ Proj Ser B (Partially prerefunded
          @ 04/01/09)                                                                                5.250  04/01/24        974,200
    835   California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT) (MBIA Insd)                   6.000  03/01/16        881,785
  1,000   California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT) (MBIA Insd)                    5.850  08/01/17      1,041,940
  2,000   California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdgs First Lien Ser A
          (FGIC Insd)                                                                                5.000  07/01/29      2,007,780
  1,000   California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Ser A Rfdg (MBIA Insd)          5.900  06/01/14      1,156,980
  3,000   California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific Gas & Elec Ser A Rfdg (AMT)
          (FGIC Insd)                                                                                3.500  12/01/23      3,038,370
    215   California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Secs Pgm Ser B (AMT)
          (GNMA Collateralized)                                                                      6.150  06/01/20        221,039
     50   California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Secs Pgm Ser C (AMT)
          (GNMA Collateralized)                                                                      7.500  08/01/27         52,321
     70   California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Secs Ser A2 (AMT)
          (GNMA Collateralized)                                                                      7.950  12/01/24         71,591
  2,400   California St (AMBAC Insd)                                                                 6.400  09/01/08      2,743,104
  1,000   California St (FGIC Insd)                                                                  5.000  10/01/23      1,015,630
  1,000   California St (MBIA Insd)                                                                  5.000  02/01/26      1,003,960
  1,585   California St Pub Wks Brd Dept Corrections Ser C                                           5.000  06/01/09      1,696,045
  1,000   California St Pub Wks Brd Dept Corrections Ser C                                           5.500  06/01/23      1,041,030
  3,000   California St Pub Wks Brd Energy Efficiency Rev Ser A (FSA Insd)                           5.250  05/01/08      3,039,360
  1,255   California St Rfdg (XLCA Insd)                                                             5.500  03/01/11      1,400,831
  1,000   California St Univ Fresno Assn Sr Aux Organization Event Ctr                               6.000  07/01/31      1,006,250
  3,000   California St Vet Bd Ser BH (AMT) (FSA Insd)                                               5.400  12/01/15      3,098,190
  2,000   California St Vet Bd Ser BH (AMT) (FSA Insd)                                               5.400  12/01/16      2,065,460
  1,000   California Statewide Cmntys Dev Huntington Mem Hosp (Connie Lee Insd)                      5.750  07/01/16      1,077,120
  1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)                               *  08/01/32        222,729
  1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)                               *  08/01/33        210,013
  2,000   Central Vly Fin Auth CA Cogeneration Proj Rev Carson Ice-Gen Proj Rev (MBIA Insd)          5.000  07/01/17      2,094,960
  1,500   Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)                                             5.000  05/01/27      1,508,865
  1,440   Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr Sys Proj (AMBAC Insd)                  7.000  08/01/08      1,674,086
  1,580   Commerce, CA Refuse to Energy Rfdg (MBIA Insd) (a)                                         5.000  07/01/06      1,609,783
  1,230   Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)                                5.500  06/01/25      1,319,224
  1,110   Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)                                5.000  06/01/29      1,114,640
  1,965   Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp Proj Rfdg (MBIA Insd)                    5.500  11/01/22      2,097,461
  1,250   Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)                                      *  09/01/16        710,863
  1,595   Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)                                      *  09/01/17        855,765
  1,735   Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)                                      *  09/01/18        875,498
  2,000   East Bay, CA Muni Util Dist Wtr Sys Rev Sub                                                5.250  06/01/19      2,124,900
  1,000   El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                                        5.600  09/01/29      1,061,090
  1,000   El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                                        5.600  09/01/34      1,057,300
  1,000   Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 5 New Sch (FSA Insd)           5.375  08/15/29      1,029,030
  3,000   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc A (MBIA Insd)                         5.000  09/01/33      2,988,480
  1,010   Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec Ser A (AMBAC Insd)               *  10/01/19        477,144
  1,060   Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec Ser A (AMBAC Insd)               *  10/01/21        441,638
  6,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                                   *  01/15/30      1,266,300
  5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                                   *  01/15/31        990,150
  2,950   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr Lien Ser A (Escrowed to
          Maturity)                                                                                      *  01/01/27        876,917
  3,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (b)                    0/5.875  01/15/27      2,280,990
  1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg                                          5.750  01/15/40        987,150
  1,000   Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A Rfdg (MBIA Insd)                   5.750  11/01/16      1,108,700
  1,115   Garden Grove, CA Pub Fin Auth Rev Ctfs Partn Wtr Svcs Cap Impt Pgm (FSA Insd)              5.000  12/15/23      1,145,384
  1,500   Glendale, CA Uni Sch Dist Ser C (FSA Insd)                                                 5.500  09/01/19      1,644,060
  2,000   Industry, CA Urban Dev Agy Tax Alloc Civic Rec Indl No 1 Rfdg (MBIA Insd)                  5.500  05/01/14      2,167,560
  1,000   Inland Empire Solid Waste Fin Auth CA Rev Landfill Impt Fin Proj Ser B (AMT)
          (Prerefunded @ 08/01/06) (FSA Insd)                                                        6.000  08/01/16      1,099,140
  1,000   Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B (AMBAC Insd)                      5.000  09/02/22      1,027,400
  1,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                                              5.250  09/01/24      1,045,780
  1,420   La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)                        5.000  09/01/22      1,465,951
  1,600   La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 Rfdg (MBIA Insd)                    7.300  09/01/08      1,881,264
  1,145   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                                             *  08/01/21        481,118



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

PAR
AMOUNT
(000)     DESCRIPTION                                                                             COUPON    MATURITY        VALUE
  1,020   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                                             *  08/01/24        350,992
  1,255   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                                             *  08/01/25        401,136
  1,685   Long Beach, CA Bd Fin Auth North Long Beach Redev Proj Ser A (AMBAC Insd)                  5.375  08/01/21      1,793,059
  1,000   Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor Refin Proj Ser A (AMBAC Insd)          5.250  05/01/24      1,034,500
  1,000   Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)                                       5.000  06/01/26      1,003,810
  1,000   Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A (AMBAC Insd)                           5.500  08/01/31      1,039,730
  1,000   Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A. (AMBAC Insd)                       6.000  11/01/19      1,142,450
  1,000   Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C (FSA Insd)                            5.000  06/01/27      1,005,970
  3,650   Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                                  *  09/01/22      1,433,465
  2,400   Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)                                    5.000  10/01/26      2,420,040
  3,240   Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap Apprec Second Issue (AMBAC
          Insd)                                                                                          *  08/01/26        890,579
  3,180   Mount Diablo, CA Uni Sch Dist (FSA Insd)                                                   5.000  08/01/26      3,203,977
  1,000   Oxnard, CA Harbor Dist Rev Ser B                                                           6.000  08/01/24      1,026,920
  1,230   Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A Rfdg (MBIA Insd)               5.000  08/01/21      1,276,592
  1,100   Pasadena, CA Area Cmnty College Dist Election of 2002 Ser A (FGIC Insd)                    5.000  06/01/21      1,143,329
  1,000   Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC Insd)                             5.375  10/01/32      1,027,530
  3,350   Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)                                          5.375  11/01/25      3,417,034
  1,000   Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (FSA Insd)                      5.250  09/01/20      1,054,520
  2,000   Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A                                          5.875  12/01/27      2,122,320
  2,000   Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg (AMBAC Insd)                        5.500  12/01/16      2,251,300
  1,360   Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr Sys Proj (AMBAC Insd)             5.000  06/01/17      1,442,130
  2,000   Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)                                     5.000  12/01/33      2,000,600
    700   Sacramento, CA Cogeneration Auth Cogeneration Proj Rev Proctor & Gamble Proj               6.375  07/01/10        729,078
  2,000   San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)                                   5.500  09/01/20      2,173,900
  1,000   San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)                                         5.000  05/15/20      1,026,300
  1,500   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser 30 Rfdg (XLCA
          Insd)                                                                                      5.250  05/01/16      1,623,000
  2,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser Issue 12-A
          (AMT) (FGIC Insd)                                                                          5.800  05/01/21      2,114,480
  1,000   San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg (MBIA Insd)                 5.000  09/01/17      1,046,190
  1,600   San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)                              5.700  11/01/20      1,771,872
  1,220   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj Rfdg (FGIC Insd)          5.250  09/01/20      1,297,397
  1,285   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj Rfdg (FGIC Insd)          5.250  09/01/21      1,359,620
  1,350   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj Rfdg (FGIC Insd)          5.250  09/01/22      1,422,198
    945   Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT) (FNMA Collateralized)             5.625  08/01/29      1,007,238
  1,260   Sweetwater, CA Auth Wtr Rev (FSA Insd)                                                     5.500  04/01/17      1,387,373
  2,000   University of CA Ctf Part San Diego Campus Proj Ser A                                      5.250  01/01/32      2,031,220
  1,000   University of CA Rev Resh Fac Ser E (AMBAC Insd)                                           5.000  09/01/19      1,037,650
  1,000   Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)                                  5.000  03/01/25        998,040
                                                                                                                       -------------
                                                                                                                        145,288,458
                                                                                                                       -------------

          PUERTO RICO    9.6%
  1,000   Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC Insd)                                5.250  07/01/16      1,097,290
  5,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                          6.250  07/01/21      6,098,750
  2,000   Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)                                       5.375  07/01/17      2,194,640
                                                                                                                       -------------
                                                                                                                          9,390,680
                                                                                                                       -------------

          U. S. VIRGIN ISLANDS    2.3%
  1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                               6.375  10/01/19      1,119,590
  1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                               6.500  10/01/24      1,124,570
                                                                                                                       -------------
                                                                                                                          2,244,160
                                                                                                                       -------------

TOTAL LONG-TERM INVESTMENTS    159.7%
   (Cost $148,704,166)                                                                                                  156,923,298

TOTAL SHORT-TERM INVESTMENT    1.2%
   (Cost $1,200,000)                                                                                                      1,200,000
                                                                                                                       -------------

TOTAL INVESTMENTS    160.9%
   (Cost $149,904,166)                                                                                                  158,123,298

OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                                               155,057

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (61.1%)                                                           (60,003,003)
                                                                                                                        ------------
NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                        $98,275,352
                                                                                                                        ============

                 Percentages are calculated as a percentage of net assets applicable to common shares.

*                Zero coupon bond

(a)              Securities purchased on a when-issued or delayed delivery basis.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.


AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
Asset Gty      - Asset Guaranty Insurance Co.
CA MTG         - California Mortgage Insurance



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

PAR
AMOUNT
(000)          DESCRIPTION                                                                         COUPON    MATURITY      VALUE
Connie Lee     - Connie Lee Insurance Co.
FGIC           - Financial Guaranty Insurance Co.
FNMA           - Federal National Mortgage Association
FSA            - Financial Security Assurance Inc.
GNMA           - Government National Mortgage Association
MBIA           - Municipal Bond Investors Assurance Corp.
XLCA           - XL Capital Assurance Inc.



Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen California Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004